Right-of-Use Assets and Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets

Amounts recognized in the consolidated balance sheets was as follows:

(a)
Right-of-use assets

	Land use rights	Office rent	Total
	RMB’000	RMB’000	RMB’000
Net book amount as of January 1, 2020	—	883	883
Additions	—	527	527
Depreciation	—	(481)	(481)
Net book amount as of December 31, 2020	—	929	929
Additions	22,284	517	22,801
Depreciation	(297)	(612)	(909)
Net book amount as of December 31, 2021	21,987	834	22,821
Additions	—	3,582	3,582
Depreciation	(446)	(1,573)	(2,019)
Exchange difference	1	(48)	(47)
Net book amount as of December 31, 2022	21,542	2,795	24,337
As of December 31, 2022
Cost	22,284	6,189	28,473
Accumulated depreciation	(742)	(3,394)	(4,136)
Net Book value	21,542	2,795	24,337

Schedule of Amounts Recognized in Consolidated Balance Sheets as Lease Liability

We lease a research, development and administration facility in Taicang, Jiangsu Province, PRC, which expires on April 30, 2023, and lease an executive and administration office in San Diego, California, which expires in April 2025. The following tables provide information regarding these leases.

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Non-current	309	163	1,704
Current	604	630	1,294
.	913	793	2,998

Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Right-of-use Asset Depreciation

Amounts recognized in the consolidated statements of loss in addition to the right-of-use asset depreciation expense are as follows:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest expense	42	44	144
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	45	12	—
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	30	58	—
	117	114	144